Derivative financial instruments - Derivative financial instruments (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 999	£ 1,342
Derivative liabilities	(899)	(1,334)
Total	100	8
Derivative assets - current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	457	93
Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(145)	(380)
Total	312	(287)
Derivative assets - non-current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	542	1,249
Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(754)	(954)
Total	(212)	295
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	942	1,267
Derivative liabilities	(767)	(1,134)
Total	175	133
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	57	75
Derivative liabilities	(132)	(200)
Total	£ (75)	£ (125)